Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computation for the six months ended June 30, 2014 and 2013:

	For the six months ended
	June 30,
	2014	2013
Basic earnings per share
Net income available to the company’s common shareholders	$1,398,413	$1,534,416
Weighted average shares outstanding - Basic	5,321,968	4,620,000
Earnings per share - Basic	$0.26	$0.33

Diluted earnings per share
Net income available to the company’s common shareholders	$1,398,413	$1,534,416
Weighted average shares outstanding - Basic	5,321,968	4,620,000
Options	97,058	22,383
Weighted shares outstanding - Diluted	5,419,026	4,642,383
Earnings per share - Diluted	$0.26	$0.33